Other Liabilities - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 64,144	$ 49,701
Due to customers	10,702	497
Employees and payroll accruals	19,498	16,667
Deferred revenue	19,917	351
Medicaid and indirect rebates	32,484	27,200
Accrued income taxes	27,090	20,055
Legal and audit fees	496	1,206
Settlements and loss contingencies	26,540	30,000
Accrued expenses	9,702	7,682
Interest payable	256	458
Deferred taxes	343	326
Derivative instruments	3,213	1,318
Other royalties	2,321	3,488
Other	3,829	2,865
Other current liabilities	$ 220,535	$ 161,814